Related Party Transactions - Balances (Details) - Tradeweb Markets LLC - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Successor
Related Party Transactions
Cash and cash equivalents	$ 283,790,000
Receivables from brokers and dealers and clearing organizations	3,332,000
Deposits with clearing organizations	500,000
Accounts receivable	40,730,000
Receivable from affiliates	3,243,000
Other assets	9,000
Payable to brokers and dealers and clearing organizations	2,404,000
Deferred revenue	9,151,000
Payable to affiliates	$ 5,009,000
Predecessor
Related Party Transactions
Cash and cash equivalents		$ 234,107,000
Deposits with clearing organizations		500,000
Accounts receivable		27,163,000
Receivable from affiliates		375,000
Other assets		27,000
Deferred revenue		5,106,000
Contingent consideration payable		129,393,000
Accounts payable, accrued expenses and other liabilities		2,555,000
Payable to affiliates		$ 5,578,000